Taxation - Disclosure of Deferred Tax Assets and Liabilities Including Movement in Deferred Tax Account (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	£ (111)	£ (149)
Income statement (charge)/credit	(115)	(38)
Transfers/reclassifications	(40)	(2)
Credited/(charged) to other comprehensive income	(313)	78
Ending balance	(579)	(111)
Fair value of financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(65)	(52)
Income statement (charge)/credit	(58)	(13)
Transfers/reclassifications	0	0
Credited/(charged) to other comprehensive income	0	0
Ending balance	(123)	(65)
Pension remeasurement
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(26)	(96)
Income statement (charge)/credit	(67)	(63)
Transfers/reclassifications	4	0
Credited/(charged) to other comprehensive income	(419)	133
Ending balance	(508)	(26)
Cash flow hedges
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(99)	(58)
Income statement (charge)/credit	0	0
Transfers/reclassifications	(16)	12
Credited/(charged) to other comprehensive income	108	(53)
Ending balance	(7)	(99)
Fair value reserve
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(11)	(8)
Income statement (charge)/credit	0	0
Transfers/reclassifications	1	(1)
Credited/(charged) to other comprehensive income	(2)	(2)
Ending balance	(12)	(11)
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	15	13
Income statement (charge)/credit	(7)	2
Transfers/reclassifications	0	0
Credited/(charged) to other comprehensive income	0	0
Ending balance	8	15
Accelerated tax depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	38	17
Income statement (charge)/credit	40	21
Transfers/reclassifications	(10)	0
Credited/(charged) to other comprehensive income	0	0
Ending balance	68	38
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	37	35
Income statement (charge)/credit	(23)	15
Transfers/reclassifications	(19)	(13)
Credited/(charged) to other comprehensive income	0	0
Ending balance	£ (5)	£ 37